Guarantees with Third Parties, Contingent Assets and, Liabilities, and Other Commitments - Litigation proceedings of Associates and Joint Ventures - Additional Information 1 (Detail) R$ in Millions			12 Months Ended
	Apr. 05, 2019 BRL (R$)	Apr. 05, 2019 USD ($)	Dec. 31, 2020 BRL (R$) item	Dec. 31, 2020 USD ($) item	Dec. 31, 2020 USD ($)	Oct. 08, 2018 COP ($)	Oct. 08, 2018 USD ($)	Dec. 31, 2005 plaintiff company
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings						$ 1,876,417,133	$ 548,339,000
Provisions | $					$ 153,328,000
Public Prosecutor’s Office for Labor Matters
Disclosure Of Other Provisions [Line Items]
Damages paid	R$ 5.0	$ 963,000
Penalty	R$ 1.0
Enel Distribución Sao Paulo S.A | FINSOCIAL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			R$ 226.0		43,591,000
Enel Distribución Sao Paulo S.A | IRPJ & CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			R$ 71.0		13,732,000
Enel Distribución Sao Paulo S.A | CSLL
Disclosure Of Other Provisions [Line Items]
Number of administrative proceeds | item			2	2
Enel Distribución Sao Paulo S.A | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			R$ 145.0		$ 27,956,000
COFIN/PIS tax rate			4.65%		4.65%
Enel Distribución Sao Paulo S.A | Federal Tax Authority
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			R$ 811.0		$ 156,269,000
Attorneys Fees			R$ 162.0		$ 31,253,000
Attorneys’ fees (as percentage)			20.00%		20.00%
Capital tax paid			R$ 649.0
Possible loss			162.0	$ 31,253,000
Enel Distribución Sao Paulo S.A | Federal Tax Authority | IRPJ & CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			173.0		$ 33,366,000,000
Enel Distribución Sao Paulo S.A | Federal Tax Authority | CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			153.0		29,570,000
Enel Distribución Sao Paulo S.A | Federal Tax Authority | PIS
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			659.0		126,980,000
Enel Distribución Sao Paulo S.A | Federal Tax Authority | Public Lighting Contribution [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			145.0		27,918,000
Enel Distribución Sao Paulo S.A | Federal Tax Authority | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			159.0		30,682,000,000
Enel Distribución Sao Paulo S.A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			243.0		46,912,000
Enel Distribución Sao Paulo S.A | Brazilian Tax Authority [Member] | CSLL
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			236.0		45,521,000
Enel Distribución Sao Paulo S.A | Tax Authority of the State of São Paulo
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			188.0		36,371,000
Enel Distribución Sao Paulo S.A | Tax Authority of the State of São Paulo | Administrative proceedings
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			137.0		26,563,000
Enel Cien [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			512.1		98,595,000
Companies in contact | company								2
Number of Plaintiff | plaintiff								2
Enel Generación Fortaleza S.A. [Member] | Brazilian Tax Authority [Member] | COFINS and PIS [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			94.0		18,186,000
Enel Brasil S A | Brazilian Tax Authority [Member]
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			358.0		68,840,000
Eletrobrás | Enel Distribución Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			1,093.5		210,531,000
Sindicato dos Trabalhadores na Indústrias de Energia Elétrica de São Paulo [Member] | Enel Distribución Sao Paulo S.A
Disclosure Of Other Provisions [Line Items]
Estimated amount of litigation proceedings			R$ 129.7		$ 24,971.000